Transactions Between Entities Under Common Control (Notes)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Transactions Between Entities Under Common Control
TRANSACTIONS BETWEEN ENTITIES UNDER COMMON CONTROL

When renewable energy facilities are acquired from SunEdison, the Company is required to recast its historical financial statements to reflect the assets and liabilities and the results of operations of the acquired renewable energy facilities for the period it was owned by SunEdison in accordance with rules applicable to transactions between entities under common control. During the first quarter of 2015, the Company acquired 19 solar energy facilities with a combined nameplate capacity of 161.1 MW from SunEdison, which resulted in a recast of the balance sheet as of December 31, 2014, and the related statement cash flows for the year ended December 31, 2014. The facilities were not in operations in 2014 and there was no impact to the statement of operations or accumulated other comprehensive loss for the year ended December 31, 2014.

The following table presents the changes to previously reported amounts of the Company's consolidated balance sheet as of December 31, 2014 included in the Company's Annual Report on Form 10-K:

(In thousands) Balance Sheet Caption	December 31, 2014 As Reported	Acquired Call Rights Projects	December 31, 2014 Recast
Cash and cash equivalents	$468,393	$161	$468,554
Due from SunEdison and affiliates, net	19,640	(19,640)	—
Prepaid expenses and other current assets	21,840	780	22,620
Property and equipment, net	2,327,803	227,101	2,554,904
Change in total assets		$208,402

Current portion of long-term debt	$80,133	$3,971	$84,104
Accounts payable, accrued expenses and other current liabilities	81,781	824	82,605
Due to SunEdison and affiliates, net	—	153,052	153,052
Long-term debt and financing lease obligations, less current portion	1,517,962	50,555	1,568,517
Change in total liabilities		$208,402

The following table presents the changes to previously reported amounts of the Company's consolidated statement of cash flows for the year ended December 31, 2014 included in the Company's Annual Report on Form 10-K:

(In thousands) Cash Flows Caption	December 31, 2014 As Reported	Acquired Call Rights Projects	December 31, 2014 Recast
Changes in assets and liabilities:
VAT receivable, prepaid expenses and other current assets	$23,730	$(819)	$22,911
Accounts payable, accrued interest, and other current liabilities	3,371	865	4,236
Cash flows from investing activities:
Cash paid to SunEdison and third parties for solar generation facility construction	(816,682)	(236,189)	(1,052,871)
Deposit for acquisition of Call Right Projects	(34,000)	34,000	—
Cash flows from financing activities:
Borrowings of long-term debt	399,806	63,877	463,683
Net increase in cash and cash equivalents	467,513	427	467,940
Effect of exchange rate changes on cash and cash equivalents	(164)	(266)	(430)
Cash and cash equivalents at end of period	468,393	161	468,554